OTG LATIN AMERICA FUND

SCHEDULE OF INVESTMENTS

June 30, 2021 (unaudited)

		Shares	Fair Value
12.27%	CORPORATE BONDS

4.55%	ARGENTINA
	Banco Hipotecario SA, 9.75%, 10/14/2025	360,000	$360,187
	Buenos Aires, 10.875%, 1/26/2021	100,020	49,761
	FS Luxembourg Sarl 10%, 12/15/2025	250,000	280,011
	Republic of Argentia, 1.000%, 7/09/2029	8,425	3,212
	Rebublic of Argentia, .0125%, 7/09/2030	242,500	87,785
			780,956
0.31%	COLUMBIA
	Banco GNB Sudameri &.500%, 7/30/2022	50,000	52,313
3.25%	MEXICO
	Credito Real SAB DE 8.00%, 1/21/2028	200,000	172,158
	Unifin Financiera SA, 7.25%, 9/27/2023	200,000	197,636
	Unifin Financiera SA, 7.375%, 2/12/2026	200,000	188,251
			558,045
4.15%	PERU
	Peru Lng S.R.L., 5.375%, 3/22/2030	300,000	259,754
	Volcan Cia Minera SAA, 5.375%, 2/02/2022	250,000	253,365
	Volcan Cia Minea SAA, 4.375%, 2/11/2026	200,000	198,654
			711,773
12.26%	TOTAL CORPORATE BONDS		2,103,087
62.99%	COMMON STOCKS
1.19%	ARGENTINA
	Grupo Supervielle S.A. ADR*	15,626	32,346
	IRSA Inversiones y Representaciones S.A. ADR*	38,575	143,113
	YPF Sociedad Anonima*	6,000	28,080
			203,539
40.62%	BRAZIL
	Afya Ltd.*	6,600	170,148
	Ambev S.A. ADR*	63,000	216,720
	Banco Bradesco S.A. ADR	156,486	802,773
	Banco Santander (Brasil) S.A.	15,000	122,140
	BRF S.A. ADR*	82,000	448,540
	Companhia Brasileira de Distribuicao ADR	23,900	186,181
	Gerdau S.A. ADR	128,750	759,625
	Globant S.A.*	480	105,206
	Hapvida Participacoes e Investimentos S.A.*	35,000	108,438
	Itau Unibanco Holdings S.A. ADR	97,100	583,571
	JBS SA	18,000	105,312
	Petroleo Brasileiro S.A. ADR*	148,650	1,817,990
	Sendas Distribuidora S/A	23,900	408,690
	Sequoia Logistica*	25,000	141,441
	Suzaano Papel E Celul*	5,800	69,832
	Vale S.A. ADR	40,300	919,243
			6,965,850
0.81%	CHILE
	Banco de Credito e Inversiones*	3,275	138,248
4.53%	COLUMBIA
	Bancolombia SA	8,950	257,760
	Celsia SA E.S.P.*	42,000	47,562
	Cementos Argos S.A.*	102,462	146,062
	Grupo de Inversions SurAmericana	21,851	107,712
	Grupo Aval Acciones y Valores S.A.	341,000	98,402
	Grupo Nutresa SA	20,500	119,515
			777,013
5.07%	MEXICO
	America Movil SAB*	105,000	79,011
	Deutsche Bank Mexico	84,000	103,662
	Fibra Uno Administration S.A. de C.V.*	97,500	105,306
	Fomento Economico Mexicano S.A.B. de C.V. ADR*	22,952	193,585
	GPO Aero Surested*	5,647	104,218
	GPO Bimbo SAB*	48,400	106,565
	Gruma SAB Der CV*	8,681	97,031
	Industrias Bachoco SA de CV*	21,300	80,428
			869,806
0.72%	NETHERLANDS
	Elastic NV*	850	123,896

OTG LATIN AMERICA FUND

SCHEDULE OF INVESTMENTS

June 30, 2021 (unaudited)

6.24% PERU
Alicorp S.A.A.	67,155	109,887
Banco BBVA Peru SA*	126,329	62,999
Credicorp Ltd.*	3,760	455,374
Ferreyros SA*	202,000	84,471
Inretail Peru Corp.*	4,729	165,515
Intercorp*	7,599	190,887
		1,069,133
0.03%	SPAIN
	Banco Santander S.A. ADR*	1,272	4,973
3.78%	UNITED STATES
	Anaplan Inc.	2,200	117,260
	Conduent Inc.*	14,000	105,000
	Gan Ltd*	8,000	131,520
	Medallia Inc.*	1,500	50,625
	Mercadolibre Inc.*	70	109,045
	TPG Pace Beneficial Finance Corp.*	2,700	34,749
	Upstart Holdings, Inc.	800	99,920
			648,119
62.99%	TOTAL COMMON STOCKS		10,800,577
24.27%	MONEY MARKET FUNDS
	Morgan Stanley Institutional Liquidity Fund
	Institutional Class 0.03%**	4,161,246	4,161,246
99.52%	TOTAL INVESTMENTS		17,064,910
0.48%	Assets in excess of liabilities		81,993
100.00%	NET ASSETS		$17,146,903

*Non-income producing

**Effective 7 day yield as of June 30, 2021

ADR - Security represented is held by the custodian bank in the form of American Depositary Receipts.

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2021:

	Level 1	Level 2	Level 3
		Other Significant	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Corporate Bonds	$-	$2,103,087	$-	$2,103,087
Common Stocks	10,800,577	-	-	10,800,577
Money Market Funds	4,161,246	-	-	4,161,246
Total Investments	$14,961,823	$2,103,087	$-	$17,064,910

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended June 30, 2021.

At June 30, 2021, the cost of investment for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $15,773,898 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$2,307,175
Gross unrealized depreciation	(1,016,163)
Net unrealized appreciation	$1,291,012